Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
PRC corporate income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate for certain PRC subsidiaries	15.00%